Equity Method Investment in Smackover Lithium (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investment in Smackover Lithium
Schedule of information about Smackover Lithium

Changes in the Company's investment in Smackover Lithium for the periods indicated are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance, June 30, 2024	$94,919	$51,946	$146,865
Loss from investment in Smackover Lithium	(655)	(52)	(707)
Balance at December 31, 2024	$94,264	$51,894	$146,158
Capital contributions	16,143	12,925	29,068
Loss from investment in Smackover Lithium	(5,242)	(1,116)	(6,358)
Balance at December 31, 2025	$105,165	$63,703	$168,868

Disclosure of summarized financial information for interest in the Smackover Lithium

Summarized financial information for the Company's interest in Smackover Lithium on a 100% basis for the year ended December 31, 2025 are:

	SWA Lithium	Texas Lithium	Total
Net loss	$9,530	$2,030	$11,560
Company’s share of net loss	$5,242	$1,116	$6,358

Summarized financial information for the Company's interest in Smackover Lithium on a 100% basis for the six month fiscal period ended December 31, 2024:

	SWA Lithium	Texas Lithium	Total
Net loss	$1,191	$95	$1,286
Company’s share of net loss	$655	$52	$707

The carrying amount of the Company's investment in Smackover Lithium on a 100% basis as of December 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,741	$10,989	$23,730
Non-current assets	82,994	64,392	147,386
Total assets	95,735	75,381	171,116
Current liabilities	7,139	4,656	11,795
Total liabilities	7,139	4,656	11,795
Net assets	$88,596	$70,725	$159,321
Company’s share of Smackover Lithium	48,728	38,899	87,627
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$105,165	$63,703	$168,868

(1) Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively, through December 31, 2025.

The carrying amount of the Company's investment in joint ventures on a 100% basis as of December 31, 2024 was as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$20,221	$14,208	$34,429
Non-current assets	54,351	38,030	92,381
Total assets	74,572	52,238	126,810
Current liabilities	5,788	2,984	8,772
Non-current liabilities	8	—	8
Total liabilities	5,796	2,984	8,780
Net assets	$68,776	$49,254	$118,030
Company’s share of Smackover Lithium	37,827	27,090	64,917
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$94,264	$51,894	$146,158

(1) Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively, through December 31, 2024.